Related party transactions (Tables)	12 Months Ended
Jun. 30, 2026
Related party transactions
Schedule of key management personnel compensation

	Year Ended June 30,
(in € thousands)	2024	2025	2026
Short-term compensation	4,073	6,610	7,584
Share-based compensation - IPO related compensation for Managing Directors	10,769	3,255	—
Share-based compensation - Long-term incentive program	2,640	6,005	8,355
Total Share-based compensation	13,408	9,260	8,355
Total personnel expenses for Managing Directors	17,481	15,870	15,940